Schedule of Investments (unaudited) September 30, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 1.8%(a)
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.36%, 08/15/30(b)	USD	500	$500,156
LMREC, Inc., Series 2016-CRE2, Class A, (LIBOR USD 1 Month + 1.70%), 3.74%, 11/24/31(b)		37	37,462
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	99,903
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.31%, 04/20/31(b)		400	395,659

Total Asset-Backed Securities — 1.8% (Cost: $1,036,923)			1,033,180

Foreign Government Obligations — 0.7%

Colombia — 0.1%
Republic of Colombia:
10.00%, 07/24/24	COP	110,300	38,153
6.25%, 11/26/25		80,700	24,145

			62,298

France — 0.3%
Republic of France, 1.75%, 05/25/66(a)	EUR	94	142,742

Mexico — 0.2%
United Mexican States:
6.50%, 06/09/22	MXN	11	55,447
8.00%, 12/07/23		4	18,675
8.00%, 09/05/24		3	14,925
10.00%, 12/05/24		8	48,600

			137,647

Russia — 0.1%
Russian Federation, 8.50%, 09/17/31	RUB	3,877	66,843

Total Foreign Government Obligations — 0.7% (Cost: $411,696)			409,530

Non-Agency Mortgage-Backed Securities — 4.2%

Collateralized Mortgage Obligations — 0.6%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	USD	112	116,323
Series 2018-3, Class MA, 3.50%, 08/25/57		143	149,156
Series 2019-2, Class MA, 3.50%, 08/25/58		81	84,994

			350,473

Commercial Mortgage-Backed Securities — 2.9%
AREIT Trust, Series 2018-CRE1, Class A, 2.88%, 02/14/35(a)(c)		7	7,449
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29(a)		350	364,628
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class C, 3.93%, 09/15/52		80	83,164
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(c)		101	105,146
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.39%, 06/13/52		77	82,751

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2018-SUN, Class A, 2.93%, 07/15/35(a)(c)	USD	130	$129,836
Series 2019-H6, Class A4, 3.42%, 06/15/52		127	136,531
Series 2019-H7, Class A4, 3.26%, 07/15/52		153	162,557
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/13/49(a)		270	271,358
RAIT Trust, Series 2017-FL7, Class A, 2.98%, 06/15/37(a)(c)		29	28,814
UBS Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.92%, 09/15/52		273	281,189

			1,653,423

Interest Only Commercial Mortgage-Backed Securities — 0.7%(c)
Core Industrial Trust(a):
Series 2015-TEXW, Class XA, 0.90%, 02/10/34		2,580	38,286
Series 2015-WEST, Class XA, 1.08%, 02/10/37		1,276	57,845
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.73%, 06/15/52		1,553	190,502
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.00%, 09/15/52		1,000	115,638

			402,271

Total Non-Agency Mortgage-Backed Securities — 4.2% (Cost: $2,371,531)			2,406,167

U.S. Government Sponsored Agency Securities — 72.3%

Agency Obligations — 0.8%
Federal Home Loan Bank, 4.00%, 04/10/28		400	467,821

Collateralized Mortgage Obligations — 2.6%
Federal Home Loan Mortgage Corp., Series 4901, Class BF, (LIBOR USD 1 Month + 0.40%), 2.43%, 07/25/49(b)		229	229,124
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41		235	249,857
Series 2019-39, Class LF, (LIBOR USD 1 Month + 0.45%), 2.47%, 08/25/49(b)		198	197,881
Government National Mortgage Association(b):
Series 2019-21, Class FL, (LIBOR USD 1 Month + 0.45%), 2.49%, 02/20/49		324	323,864
Series 2019-89, Class FH, (LIBOR USD 1 Month + 0.40%), 2.44%, 07/20/49		333	332,241
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.82%, 07/20/39(d)		103	117,924

			1,450,891

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes(d):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29	USD	206	$217,539
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		169	177,317
Federal National Mortgage Association ACES Variable Rate Notes, Series 2019-M1, Class A2, 3.67%, 09/25/28(d)		110	121,594
Government National Mortgage Association:
Series 2019-7, Class V, 3.00%, 05/16/35		22	23,444
Series 2019-53, Class V, 2.75%, 08/16/31		56	58,461

			598,355

Interest Only Commercial Mortgage-Backed Securities — 2.2%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)(d)		17,090	30,544
Federal National Mortgage Association ACES Variable Rate Notes, Series 2015-M1, Class X2, 0.64%, 09/25/24(d)		5,353	118,512
Government National Mortgage Association Variable Rate Notes:
Series 2002-83, 0.00%, 10/16/42(d)		438	1
Series 2003-17, 0.00%, 03/16/43(d)		860	—
Series 2003-109, 0.00%, 11/16/43(d)		852	33
Series 2016-22, 0.77%, 11/16/55(d)		2,101	108,360
Series 2016-45, 1.01%, 02/16/58(d)		1,818	126,111
Series 2016-92, 1.01%, 04/16/58(d)		630	44,294
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(b)		1,360	122,242
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(b)		2,816	204,755
Series 2016-151, 1.09%, 06/16/58(d)		925	71,317
Series 2017-30, 0.74%, 08/16/58(d)		600	35,326
Series 2017-44, 0.70%, 04/17/51(d)		611	33,946
Series 2017-53, 0.69%, 11/16/56(d)		3,828	210,789
Series 2017-61, 0.77%, 05/16/59(d)		417	28,404
Series 2017-64, 0.72%, 11/16/57(d)		758	47,640
Series 2017-72, 0.68%, 04/16/57(d)		1,081	64,463

			1,246,737

Mortgage-Backed Securities — 65.6%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		182	184,657
3.00%, 09/01/27 - 02/01/47		502	516,517
3.50%, 04/01/31 - 01/01/48		2,484	2,614,775
4.00%, 08/01/40 - 08/01/47		499	532,663
4.50%, 02/01/39 - 07/01/47		247	267,757
5.00%, 11/01/41		104	113,757
5.50%, 06/01/41		95	107,688
8.00%, 03/01/30 - 06/01/31		13	13,024
Federal National Mortgage Association:
3.00%, 02/01/44		58	59,474
3.13%, 09/01/27		113	120,355
3.16%, 03/01/27		172	183,226
3.50%, 11/01/46		198	205,629
4.00%, 01/01/41		9	9,059

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46	USD	1,484	$1,530,623
3.00%, 10/15/49(e)		72	73,882
3.50%, 01/15/42 - 10/20/46		2,532	2,647,919
3.50%, 10/15/49(e)		487	504,828
4.00%, 10/20/40 - 01/15/48		535	566,175
4.00%, 10/15/49 - 11/15/49(e)		1,334	1,386,852
4.50%, 12/20/39 - 09/20/48		971	1,051,423
4.50%, 10/15/49 - 11/15/49(e)		1,293	1,350,034
5.00%, 07/15/39 - 07/20/44		72	80,402
5.00%, 10/15/49 - 11/15/49(e)		406	427,814
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		114	113,373
2.50%, 04/01/30 - 02/01/33		636	644,528
2.50%, 10/25/34(e)		310	312,634
3.00%, 04/01/29 - 11/01/48		3,165	3,260,581
3.00%, 10/25/34 - 10/25/49(e)		3,570	3,624,702
3.50%, 04/01/29 - 01/01/48		2,640	2,779,019
3.50%, 10/25/49 - 11/25/49(e)		2,486	2,549,813
4.00%, 09/01/33 - 08/01/49		3,372	3,603,372
4.00%, 10/25/49 - 11/25/49(e)		2,663	2,764,072
4.50%, 06/01/26 - 07/01/48		796	863,133
4.50%, 09/25/49 - 11/25/49(e)		971	1,021,964
5.00%, 02/01/35 - 12/01/43		216	237,936
5.00%, 10/25/49(e)		343	367,358
5.50%, 11/01/21 - 09/01/39		282	313,763
6.00%, 04/01/35 - 09/01/40		197	226,999
6.50%, 05/01/40		42	47,891

			37,279,671

Total U.S. Government Sponsored Agency Securities — 72.3% (Cost: $40,436,051)			41,043,475

U.S. Treasury Obligations — 49.0%
U.S. Treasury Bonds:
4.25%, 05/15/39		160	220,375
4.50%, 08/15/39		160	227,556
4.38%, 11/15/39		160	224,444
3.13%, 02/15/43		610	727,544
2.88%, 05/15/43 - 11/15/46		1,200	1,382,074
3.63%, 08/15/43(f)		610	786,733
3.75%, 11/15/43		610	802,365
3.00%, 02/15/48		590	700,510
2.25%, 08/15/49(f)		825	848,493
U.S. Treasury Inflation Linked Notes, 0.50%, 04/15/24(f)		2,928	2,963,243
U.S. Treasury Notes:
2.00%, 07/31/20 - 02/15/25		3,820	3,853,428
2.50%, 12/31/20		1,760	1,775,125
1.75%, 04/30/22 - 07/31/24		4,505	4,533,621
2.13%, 12/31/22 - 05/15/25		3,650	3,736,725
2.75%, 05/31/23(f)		1,180	1,229,044
1.50%, 08/15/26(f)		1,700	1,686,453
2.25%, 08/15/27(f)		1,180	1,233,607
2.88%, 08/15/28		350	384,836
3.13%, 11/15/28		350	392,930
1.63%, 08/15/29(f)		125	124,424

Total U.S. Treasury Obligations — 49.0% (Cost: $26,737,492)			27,833,530

Total Long-Term Investments — 128.0% (Cost: $70,993,693)			72,725,882

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities — 12.6%

Commercial Paper — 0.9%
Macquarie Bank Ltd., 3.27%, 10/11/19(a)(g)	USD 500	$499,659

Total Commercial Paper — 0.9% (Cost: $499,558)		499,659

	Shares

Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(h)*	663,807	663,807

Total Money Market Funds — 1.2% (Cost: $663,807)		663,807

	Par (000)

U.S. Government Sponsored Agency Securities — 10.5%
Federal Home Loan Bank Discount Notes, 1.88%, 11/22/19(g)	6,000	5,983,707

Total U.S. Government Sponsored Agency Securities — 10.5% (Cost: $5,983,724)		5,983,707

Total Short-Term Securities — 12.6% (Cost: $7,147,089)		7,147,173

Total Options Purchased — 0.0% (Cost: $51,581)		13,809

Total Investments Before Options Written and TBA Sale Commitments — 140.6% (Cost: $78,192,363)		79,886,864

Total Options Written — (0.1)% (Premium Received — $71,868)		(86,754)

TBA Sale Commitments — (22.1)%(e)

Mortgage-Backed Securities — (22.1)%
Government National Mortgage Association:
3.00%, 10/15/49	222	(227,288)
3.50%, 10/15/49 - 12/15/49	1,287	(1,332,403)
4.00%, 10/15/49	463	(481,493)
4.50%, 10/15/49	84	(87,779)
5.00%, 10/15/49	203	(214,022)
Uniform Mortgage-Backed Securities:
2.50%, 10/25/34 - 11/25/34	848	(854,955)
3.00%, 10/25/34 - 11/25/49	6,444	(6,539,221)
3.50%, 10/25/34 - 10/25/49	924	(947,835)
4.00%, 10/25/34 - 10/25/49	797	(827,455)
4.50%, 09/25/49 - 10/25/49	500	(525,835)
5.00%, 10/25/49	288	(308,452)
5.50%, 10/25/49	109	(117,988)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 10/25/49	USD 69	$(76,342)

Total TBA Sale Commitments — (22.1)% (Proceeds: $12,526,764)		(12,541,068)

Total Investments Net of Options Written and TBA Sale Commitments — 118.4% (Cost: $65,593,731)		67,259,042
Liabilities in Excess of Other Assets — (18.4)%		(10,461,089)

Net Assets — 100.0%		$56,797,953

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond Portfolio

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Represents or includes a TBA transaction.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Rates are discount rates or a range of discount rates as of period end.
(h)	Annualized 7-day yield as of period end.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,608,196	(944,389)	663,807	$663,807	$29,955	$—		$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Bank of America Securities, Inc.	2.50%	09/30/19	10/01/19	$1,239,000	$1,239,086	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	2.50	09/30/19	10/01/19	1,236,050	1,236,136	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	2.50	09/30/19	10/01/19	786,138	786,193	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	2.50	09/30/19	10/01/19	1,689,375	1,689,492	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.85	09/30/19	10/01/19	2,971,948	2,972,101	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.90	09/30/19	10/01/19	124,531	124,537	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	2.10	09/30/19	10/01/19	845,625	845,674	U.S. Treasury Obligations	Overnight

				$8,892,667	$8,893,219

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	1	12/06/19	$159	$800
90-day Eurodollar	7	12/16/19	1,716	(272)
U.S. Treasury 10 Year Note	1	12/19/19	130	(1)
U.S. Treasury 10 Year Ultra Note	5	12/19/19	712	2,333
U.S. Treasury Long Bond	2	12/19/19	325	(6,548)
U.S. Treasury 2 Year Note	28	12/31/19	6,034	3,683
90-day Eurodollar	14	03/16/20	3,442	3,393

				3,388

Short Contracts
Euro-Bund	1	12/06/19	190	(1,026)
Euro-Buxl	1	12/06/19	237	4,114
U.S. Treasury 5 Year Note	14	12/31/19	1,668	5,262

				8,350

				$11,738

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,191	USD	1,000	Citibank NA	10/02/19	$9
USD	6,000	BRL	24,683	Morgan Stanley & Co. International plc	10/02/19	59
USD	282,149	EUR	256,000	State Street Bank and Trust Co.	10/03/19	3,101
INR	360,700	USD	5,000	BNP Paribas SA	10/07/19	94
USD	2,000	ARS	99,600	Citibank NA	10/07/19	427
TRY	23,283	USD	4,000	UBS AG	10/10/19	111
USD	4,000	KRW	4,766,000	BNP Paribas SA	10/10/19	24
USD	6,500	KRW	7,746,296	UBS AG	10/10/19	38
USD	6,000	CLP	4,260,600	Citibank NA	10/16/19	155
USD	6,000	CLP	4,265,400	Citibank NA	10/23/19	148
USD	7,065	COP	24,303,950	Citibank NA	10/23/19	88
USD	19,845	COP	68,063,750	Credit Suisse International	10/23/19	306
USD	22,289	COP	76,587,950	JPMorgan Chase Bank NA	10/23/19	303
USD	6,000	COP	20,772,000	Morgan Stanley & Co. International plc	10/23/19	37
USD	27,902	COP	95,296,050	Natwest Markets plc	10/23/19	545
USD	4,000	ZAR	58,899	Morgan Stanley & Co. International plc	10/23/19	123
USD	6,000	RUB	385,680	Bank of America NA	10/25/19	71
TWD	216,972	USD	7,000	HSBC Bank plc	10/30/19	4
BRL	4,195	USD	1,000	JPMorgan Chase Bank NA	11/04/19	7
RUB	923,370	USD	14,000	JPMorgan Chase Bank NA	11/06/19	171
RUB	1,196,820	USD	18,000	Morgan Stanley & Co. International plc	11/06/19	368
USD	5,476	EUR	5,000	JPMorgan Chase Bank NA	11/06/19	11
USD	137,898	MXN	2,702,000	BNP Paribas SA	11/06/19	1,826
USD	20,000	MXN	393,732	HSBC Bank plc	11/06/19	171
USD	27,000	RUB	1,747,805	Bank of America NA	11/06/19	176
USD	9,000	RUB	578,655	Citibank NA	11/06/19	119
USD	194,550	EUR	150,000	Deutsche Bank AG	12/13/19	30,139
USD	82,377	IDR	1,178,138,698	UBS AG	12/18/19	110
USD	85,000	JPY	9,135,460	BNP Paribas SA	12/18/19	19
USD	17,000	JPY	1,827,481	Citibank NA	12/18/19	—
USD	10,000	JPY	1,074,760	Royal Bank of Canada	12/18/19	2
USD	82,610	RUB	5,367,287	Citibank NA	12/18/19	729
USD	82,610	ZAR	1,220,859	State Street Bank and Trust Co.	12/18/19	2,813
USD	195,810	EUR	150,000	Deutsche Bank AG	02/25/20	30,495
JPY	19,510,000	USD	180,782	JPMorgan Chase Bank NA	03/16/20	1,805

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	194,749	JPY	19,510,000	HSBC Bank plc	03/16/20	$12,163

						86,767

BRL	85,895	USD	21,000	Citibank NA	10/02/19	(327)
BRL	28,710	USD	7,000	Morgan Stanley & Co. International plc	10/02/19	(90)
USD	19,000	BRL	79,177	BNP Paribas SA	10/02/19	(56)
USD	1,000	BRL	4,187	JPMorgan Chase Bank NA	10/02/19	(8)
USD	3,000	BRL	12,498	Morgan Stanley & Co. International plc	10/02/19	(8)
ARS	144,900	USD	3,000	BNP Paribas SA	10/07/19	(712)
USD	5,000	INR	359,250	HSBC Bank plc	10/07/19	(73)
KRW	4,790,362	USD	4,000	BNP Paribas SA	10/10/19	(4)
USD	4,000	TRY	23,321	UBS AG	10/10/19	(118)
ARS	98,600	USD	2,000	JPMorgan Chase Bank NA	10/15/19	(453)
USD	5,000	ARS	345,000	BNP Paribas SA	10/15/19	(411)
USD	4,000	ARS	276,000	Goldman Sachs International	10/15/19	(329)
CLP	4,969,090	USD	7,000	Natwest Markets plc	10/16/19	(183)
CLP	2,888,760	USD	3,990	JPMorgan Chase Bank NA	10/23/19	(26)
CLP	1,456,245	USD	2,010	UBS AG	10/23/19	(12)
COP	23,877,000	USD	7,000	Barclays Bank plc	10/23/19	(146)
COP	20,136,000	USD	6,000	Citibank NA	10/23/19	(220)
COP	13,567,000	USD	4,000	UBS AG	10/23/19	(105)
ZAR	59,219	USD	4,000	Bank of America NA	10/23/19	(101)
EUR	5,000	USD	5,525	Citibank NA	10/28/19	(63)
USD	7,000	TWD	218,750	BNP Paribas SA	10/30/19	(62)
BRL	78,637	USD	19,000	Citibank NA	11/04/19	(120)
BRL	4,142	USD	1,000	Deutsche Bank AG	11/04/19	(6)
BRL	24,960	USD	6,000	JPMorgan Chase Bank NA	11/04/19	(7)
USD	4,000	BRL	16,765	Citibank NA	11/04/19	(25)
EUR	5,000	USD	5,512	JPMorgan Chase Bank NA	11/06/19	(47)
IDR	198,408,000	USD	14,000	Citibank NA	11/06/19	(62)
MXN	372,290	USD	19,000	BNP Paribas SA	11/06/19	(251)
USD	21,000	MXN	419,240	Citibank NA	11/06/19	(113)
USD	68,523	RUB	4,526,420	Morgan Stanley & Co. International plc	11/06/19	(946)
ARS	359,800	USD	7,000	HSBC Bank plc	11/13/19	(1,632)
EUR	150,000	USD	183,528	JPMorgan Chase Bank NA	12/13/19	(19,117)
BRL	347,055	USD	85,000	UBS AG	12/18/19	(1,868)
IDR	1,164,316,518	USD	82,377	Deutsche Bank AG	12/18/19	(1,075)
JPY	12,035,583	USD	112,000	Citibank NA	12/18/19	(41)
RUB	5,376,791	USD	82,610	Goldman Sachs International	12/18/19	(584)
USD	85,000	BRL	355,892	JPMorgan Chase Bank NA	12/18/19	(249)
ZAR	1,213,333	USD	82,610	Natwest Markets plc	12/18/19	(3,305)
EUR	150,000	USD	184,852	JPMorgan Chase Bank NA	02/25/20	(19,537)

						(52,492)

Net Unrealized Appreciation						$34,275

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Up and In	Deutsche Bank AG	11/07/19	BRL	3.90	BRL	4.10	USD	25	$28

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond Portfolio

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	BNP Paribas SA	10/11/19	USD	1.14	EUR	5	$—
USD Currency	BNP Paribas SA	10/11/19	BRL	4.07	USD	19	476
USD Currency	Morgan Stanley & Co. International plc	11/14/19	TWD	30.75	USD	11	111

							587

Put
USD Currency	Citibank NA	10/04/19	ZAR	14.75	USD	5	—
USD Currency	Morgan Stanley & Co. International plc	10/04/19	ZAR	14.40	USD	6	—
USD Currency	Deutsche Bank AG	10/07/19	BRL	3.93	USD	11	—
EUR Currency	UBS AG	10/11/19	USD	1.12	EUR	10	230
USD Currency	Deutsche Bank AG	10/18/19	RUB	66.25	USD	8	168
USD Currency	BNP Paribas SA	10/29/19	BRL	4.08	USD	6	31
USD Currency	Morgan Stanley & Co. International plc	10/29/19	BRL	4.08	USD	6	31
USD Currency	Bank of America NA	10/30/19	MXN	20.15	USD	9	196
USD Currency	HSBC Bank plc	10/30/19	MXN	20.00	USD	21	342
USD Currency	Morgan Stanley & Co. International plc	10/30/19	MXN	19.50	USD	34	135
USD Currency	BNP Paribas SA	11/04/19	BRL	4.12	USD	6	60
USD Currency	HSBC Bank plc	11/14/19	BRL	4.08	USD	11	89
USD Currency	Bank of America NA	11/18/19	INR	71.50	USD	8	107
USD Currency	Bank of America NA	11/18/19	RUB	64.50	USD	8	62
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.40	USD	16	—
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.65	USD	38	1
USD Currency	BNP Paribas SA	12/17/19	JPY	106.00	USD	285	2,117
USD Currency	Royal Bank of Canada	12/17/19	JPY	106.00	USD	35	260
USD Currency	Deutsche Bank AG	12/20/19	JPY	106.00	USD	296	2,299

							6,128

							$6,715

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Bank of America NA	03/17/20	3.40%	USD	141	$3,571

										3,571

Put
5-Year Interest Rate Swap	2.13%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/25/19	2.13%	USD	1,700	140
2-Year Interest Rate Swap	2.00%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	01/22/20	2.00%	USD	4,400	1,577
5-Year Interest Rate Swap	2.72%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	2.72%	USD	650	21
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	6.40%	USD	1,600	62
10-Year Interest Rate Swap	1.70%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/17/20	3.40%	USD	141	1,695

										3,495

										$7,066

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond Portfolio

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-day Eurodollar December 2019 Futures	13	12/16/19	USD	98.25	USD	3,250	$(1,463)
90-day Eurodollar March 2020 Futures	21	03/16/20	USD	98.00	USD	5,250	(19,163)

							$(20,626)

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	10/07/19	BRL	4.20	USD	5	$(21)
EUR Currency	UBS AG	10/11/19	USD	1.14	EUR	5	—
USD Currency	BNP Paribas SA	10/11/19	BRL	4.22	USD	38	(148)
USD Currency	Deutsche Bank AG	10/18/19	RUB	70.00	USD	4	—
USD Currency	BNP Paribas SA	10/29/19	BRL	4.30	USD	3	(16)
USD Currency	Morgan Stanley & Co. International plc	10/29/19	BRL	4.30	USD	3	(16)
USD Currency	BNP Paribas SA	11/04/19	BRL	4.30	USD	3	(20)
USD Currency	Deutsche Bank AG	11/07/19	BRL	4.10	USD	4	(109)
USD Currency	Bank of America NA	11/18/19	RUB	66.00	USD	4	(40)
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.95	USD	12	(691)

							(1,061)

Put
USD Currency	Citibank NA	10/04/19	ZAR	14.40	USD	8	—
USD Currency	Deutsche Bank AG	10/07/19	BRL	3.80	USD	11	—
EUR Currency	UBS AG	10/11/19	USD	1.10	EUR	8	(45)
USD Currency	BNP Paribas SA	10/11/19	BRL	3.95	USD	19	(1)
USD Currency	Morgan Stanley & Co. International plc	10/29/19	BRL	3.92	USD	6	(3)
USD Currency	BNP Paribas SA	10/29/19	BRL	3.92	USD	6	(3)
USD Currency	Bank of America NA	10/30/19	MXN	19.65	USD	13	(84)
USD Currency	HSBC Bank plc	10/30/19	MXN	19.50	USD	34	(133)
USD Currency	BNP Paribas SA	11/04/19	BRL	4.00	USD	9	(24)
USD Currency	HSBC Bank plc	11/14/19	BRL	3.99	USD	17	(55)
USD Currency	Bank of America NA	11/18/19	RUB	62.90	USD	13	(24)
USD Currency	Bank of America NA	11/18/19	INR	70.50	USD	13	(76)
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.50	USD	48	—

							(448)

							$(1,509)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.62%	Semi-Annual	Bank of America NA	11/06/19	1.62%	USD	600	$(7,145)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.22%	Semi-Annual	Bank of America NA	11/14/19	1.22%	USD	800	(1,524)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.18%	Semi-Annual	Barclays Bank plc	12/04/19	1.18%	USD	800	(2,105)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.62%	Semi-Annual	Bank of America NA	12/11/19	1.62%	USD	600	(9,070)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.89%	Semi-Annual	Citibank NA	05/01/20	1.89%	USD	4,000	(38,472)

										(58,316)

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
5-Year Interest Rate Swap	2.33%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/25/19	2.33%	USD	2,650	$(45)
10-Year Interest Rate Swap	1.62%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	12/11/19	1.62%	USD	600	(6,258)

										(6,303)

										$(64,619)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.81%	At Termination	1 month HICPXT	At Termination	09/15/24	EUR	862	$(664)	$—	$(664)
1 month HICPXT	At Termination	0.99%	At Termination	09/15/29	EUR	862	1,297	—	1,297

							$633	$—	$633

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	1,397	$792	$—	$792
3 month LIBOR	Quarterly	1.37%	Semi-Annual	N/A		11/30/20	USD	470	(962)	(1,742)	780
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/20	USD	1,400	2,866	—	2,866
3 month LIBOR	Quarterly	2.38%	Semi-Annual	N/A		05/03/21	USD	1,360	22,720	—	22,720
6.86%	Monthly	28 day MXIBTIIE	Monthly	07/24/20	(a)	07/23/21	MXN	249	(73)	—	(73)
6.90%	Monthly	28 day MXIBTIIE	Monthly	07/27/20	(a)	07/26/21	MXN	347	(108)	—	(108)
6.78%	Monthly	28 day MXIBTIIE	Monthly	08/07/20	(a)	08/06/21	MXN	1,098	(284)	—	(284)
6 month GBP		0.75%
LIBOR	Semi-Annual		Semi-Annual	N/A		09/24/21	GBP	1,140	2,328	—	2,328
6 month GBP		0.73%
LIBOR	Semi-Annual		Semi-Annual	N/A		09/26/21	GBP	1,140	1,740	—	1,740
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/18/22	MXN	273	(241)	—	(241)
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/19/22	MXN	136	(120)	—	(120)
7.22%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/20/22	MXN	52	(45)	—	(45)
7.21%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/25/22	MXN	73	(63)	—	(63)
7.20%	Monthly	28 day MXIBTIIE	Monthly	N/A		08/03/22	MXN	500	(420)	—	(420)
28 day MXIBTIIE	Monthly	7.00%	Monthly	N/A		08/11/22	MXN	628	369	—	369
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	350	(279)	—	(279)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	265	(213)	—	(213)
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/23	USD	841	(26,437)	—	(26,437)
28 day MXIBTIIE	Monthly	8.13%	Monthly	N/A		02/02/24	MXN	354	1,102	—	1,102
28 day MXIBTIIE	Monthly	8.14%	Monthly	N/A		02/05/24	MXN	255	798	—	798
3 month LIBOR	Quarterly	2.61%	Semi-Annual	N/A		02/07/24	USD	600	27,948	—	27,948
2.71%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/18/24	USD	1,600	(82,777)	—	(82,777)
28 day MXIBTIIE	Monthly	6.73%	Monthly	N/A		08/09/24	MXN	213	82	—	82
28 day MXIBTIIE	Monthly	6.67%	Monthly	N/A		08/12/24	MXN	470	123	—	123
28 day MXIBTIIE	Monthly	6.72%	Monthly	N/A		08/13/24	MXN	404	145	—	145
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	10	350	—	350
3.07%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/31/25	USD	970	(87,012)	—	(87,012)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/21/28	USD	200	(23,764)	—	(23,764)
3 month LIBOR	Quarterly	1.45%	Semi-Annual	N/A		08/19/29	USD	200	(2,586)	—	(2,586)
3 month LIBOR	Quarterly	1.47%	Semi-Annual	N/A		09/09/29	USD	200	(2,065)	—	(2,065)

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.59%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/12/29	USD	150	$(122)	$—	$(122)
1.61%	Semi-Annual	3 month LIBOR	Quarterly	10/01/19	(a)	10/01/29	USD	400	(1,067)	—	(1,067)

									$(167,275)	$(1,742)	$(165,533)

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/24	USD	28	$(99)	$(108)	$9
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	18	(61)	(70)	9
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	10	77	63	14
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	21	161	166	(5)

							$78	$51	$27

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 day BZDIOVER	At Termination	6.35%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	200	$559	$—	$559
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	125	2,596	—	2,596
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	511	(352)	—	(352)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	640	455	—	455

								$3,258	$—	$3,258

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 month HICPXT	Harmonized Index Of Consumer Prices Excluding Tobacco	0.19%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.00%
3 month LIBOR	London Interbank Offered Rate	2.09%
6 month GBP LIBOR	London Interbank Offered Rate	0.83%

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond Portfolio

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

BRL	Brazilian Real

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

RUB	New Russian Ruble

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

TBA	To-be-announced

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$72,725,882	$—	$72,725,882
Short-Term Securities:
Commercial Paper	—	499,659	—	499,659
Money Market Funds	663,807	—	—	663,807
U.S. Government Sponsored Agency Securities	—	5,983,707	—	5,983,707
Options Purchased:
Foreign currency exchange contracts	—	6,743	—	6,743
Interest rate contracts	—	7,066	—	7,066
Liabilities:
Investments:
TBA Sale Commitments	—	(12,541,068)	—	(12,541,068)

	$663,807	$66,681,989	$—	$67,345,796

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$32	$—	$32
Foreign currency exchange contracts	—	86,767	—	86,767
Interest rate contracts	19,585	65,753	—	85,338
Other contracts	—	1,297	—	1,297
Liabilities:
Credit contracts	—	(5)	—	(5)
Foreign currency exchange contracts	—	(54,001)	—	(54,001)
Interest rate contracts	(28,473)	(292,647)	—	(321,120)
Other contracts	—	(664)	—	(664)

	$(8,888)	$(193,468)	$—	$(202,356)

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $8,893,219 are categorized as Level 2 within the disclosure hierarchy.

12